UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hanson McClain Advisors

Address:   3620 Fair Oaks Blvd.
           Suite 300
           Sacramento, CA 95864


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Watson-Schroer
Title:  Chief Compliance Officer
Phone:  (800) 482-2196

Signature,  Place,  and  Date  of  Signing:

/s/ Rebecca Watson-Schroer         Sacramento, CA                     8/29/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:  $      108,316
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
AMERICAN ELEC PWR CO                SHS            025537101      144       3525 SH       SOLE                   0      0       3525
APPLE INC                           SHS            037833100    1,268       3083 SH       SOLE                   0      0       3083
AT&T INC                            COM            00206R102    1,784  58729.709 SH       SOLE                   0      0  58729.709
BANK OF AMERICA                     COM            60505104       240  41304.632 SH       SOLE                   0      0  41304.632
BERKSHIRE HATHAWAY                  CL A           084670108      465          4 SH       SOLE                   0      0          4
BERKSHIRE HATHAWAY                  INC DEL CL B   084670702      321       4127 SH       SOLE                   0      0       4127
                                    NEW
CATERPILLAR INC                     COM            149123101      202   2150.862 SH       SOLE                   0      0   2150.862
CEL-SCI CORP                        COM NEW        150837409        9      30200 SH       SOLE                   0      0      30200
CHEVRON CORP NEW                    COM            166764100    1,387  12565.938 SH       SOLE                   0      0  12565.938
COCA COLA CO                        COM            191216100      577    8224.44 SH       SOLE                   0      0    8224.44
CONOCOPHILLIPS                      COM            20825C104      238   3203.629 SH       SOLE                   0      0   3203.629
COPPER KING MNG CORP                COM            21750M109        -     500000 SH       SOLE                   0      0     500000
COSTCO WHOLESALE                    SHS            22160K105      202    2384.89 SH       SOLE                   0      0    2384.89
EXXON MOBIL CORP                    COM            30231G102      916  10652.214 SH       SOLE                   0      0  10652.214
EYE CARE INTL INC                   CL A NEW       301942108        -      25000 SH       SOLE                   0      0      25000
FIRST TR MORNINGSTAR                ETF            336917109    7,871 448463.185 SH       SOLE                   0      0 448463.185
FORD MTR CO DEL                     COM            345370860      182      16385 SH       SOLE                   0      0      16385
FORELAND CORP                       COM NEW        345458301        -      10000 SH       SOLE                   0      0      10000
GENERAL ELECTRIC CO                 COM            369604103      365  19886.288 SH       SOLE                   0      0  19886.288
HEALTH NET INC                      COM            42222G108      221       7154 SH       SOLE                   0      0       7154
HEWLETT-PACKARD CO                  COM            428236103      422  15866.093 SH       SOLE                   0      0  15866.093
IMAGING3 INC                        COM            45248F103        9     110000 SH       SOLE                   0      0     110000
INTEL CORP                          SHS            458140100    3,016 122881.916 SH       SOLE                   0      0 122881.916
INTL BUSINESS MACH                  SHS            459200101      930   4991.914 SH       SOLE                   0      0   4991.914
ISHARES BARCLAYS                    ETF            464287440      216       2057 SH       SOLE                   0      0       2057
ISHARES TR DOW JONES                ETF            464287168    2,295  42600.662 SH       SOLE                   0      0  42600.662
ISHARES TR DOW JONES                ETF            464288448      999  32764.354 SH       SOLE                   0      0  32764.354
JOHNSON & JOHNSON                   COM            478160104      410   6225.442 SH       SOLE                   0      0   6225.442
KINDER MORGAN MGMT                  SHS            EKE55U103        -     684009 SH       SOLE                   0      0     684009
MEDTRONIC INC                       COM            585055106      251   6479.932 SH       SOLE                   0      0   6479.932
MICROSOFT CORP                      SHS            594918104      719  26852.035 SH       SOLE                   0      0  26852.035
ORACLE CORPORATION                  SHS            68389X105      204   7887.985 SH       SOLE                   0      0   7887.985
PAC-WEST TELECOM INC                SHS            69371Y101        -      36400 SH       SOLE                   0      0      36400
PEPSICO INC                         COM            713448108      313   4706.453 SH       SOLE                   0      0   4706.453
PG & E CORP                         COM            69331C108      276   6749.794 SH       SOLE                   0      0   6749.794
PROCTER & GAMBLE CO                 SHS            742718109      450   6740.787 SH       SOLE                   0      0   6740.787
PUTNAM PREMIER INC                  SHS            746853100       78  14952.182 SH       SOLE                   0      0  14952.182
SIERRA VISTA BK                     COM            82651B105       17      10000 SH       SOLE                   0      0      10000
SOUTHERN CO                         COM            842587107      483  10730.779 SH       SOLE                   0      0  10730.779
SPDR DOW JONES INDL                 ETF            78467X109      234   1894.354 SH       SOLE                   0      0   1894.354
SPDR GOLD TR GOLD                   ETF            78463V107    1,453       9316 SH       SOLE                   0      0       9316
SPDR S&P 500 ETF                    ETF            78462F103      238   1870.407 SH       SOLE                   0      0   1870.407
STANDARD PAC CORP                   SHS            85375C101       68      21600 SH       SOLE                   0      0      21600
SUREWEST COMMUNICATIONS             SHS            868733106    1,041  83052.212 SH       SOLE                   0      0  83052.212
UNIVERSAL EXPRESS                   SHS            91349P103        -     300000 SH       SOLE                   0      0     300000
VANGUARD INDEX FDS  LG CAP VIPERS   ETF            922908637    3,044   52321.77 SH       SOLE                   0      0   52321.77
VANGUARD INDEX FDS SM CAP VALUE     ETF            922908611      354   5549.395 SH       SOLE                   0      0   5549.395
VIPERS
VANGUARD INDEX FDS TOTAL STK        ETF            922908769   63,439 972847.612 SH       SOLE                   0      0 972847.612
VANGUARD INTL EQUITY IND MSCI EMERG ETF            922042858    9,550 242812.048 SH       SOLE                   0      0 242812.048
VERIZON COMMUNICATIONS              COM            92343V104      365    9184.46 SH       SOLE                   0      0    9184.46
VODAFONE GROUP SPON                 SHS            92857W209      549  19426.129 SH       SOLE                   0      0  19426.129
WALMART STORES INC                  SHS            931142103      227    3761.71 SH       SOLE                   0      0    3761.71
WELLS FARGO & CO                    NEW            949746101      274   9626.194 SH       SOLE                   0      0   9626.194
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